UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09152

The STAAR Investment Trust

 (Exact name of registrant as specified in charter)

604 McKnight Park Dr., Pittsburgh, PA 15237

 (Address of principal executive offices) (Zip code)

Andre Weisbrod

The STAAR Investment Trust

604 McKnight Park Drive

Pittsburgh, PA 15237

(Name and address of agent for service)

Registrant's telephone number, including area code: (412) 367-9076

Date of fiscal year end: December 31

Date of reporting period: June 30 ,2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

June 30, 2010

(Unaudited)

STAAR INVESTMENT TRUST

LETTER TO SHAREHOLDERS

JUNE 30, 2010 (UNAUDITED)

Dear Shareholders,

So far the 2010 stock markets have reflected the uncertainties of the world economies.  We have had to deal with many negatives.  Continued job losses.  The Greek Tragedy.  Troubles in Afghanistan.  Burgeoning government deficits.  Read the papers, listen to radio, watch TV or surf the Internet and there is no shortage of negative news.

But there are positives.  An increasing number of companies are creating profits and more are doing so with increased sales, not just cutbacks and productivity increases.  Entrepreneurs are alive and well and are starting businesses at a good pace.  The global economies are proving resilient and showing signs that recovery, albeit slower than we might like, can be sustainable.

It isn’t easy to weigh all this and decide the best course to take in our investments.  But if history teaches us anything it is that good times are followed by difficult times which are followed by good times and so on. Consider these few thoughts as we move toward the end of the year:  One thing I can say with some certainty: looking at the short-term gyrations of the markets can take your attention away from the more important long-term considerations.

Over time owners do better than lenders.  If inflation even runs under the long term 3% average for the next five or ten years, how are we getting ahead in conservative instruments such as money markets and government bonds that are yielding 0% - 2% unless you take higher risk and/or lock in long maturities?

Since 1926 large company stocks have averaged almost a 10% annualized total return with dividends reinvested. (See Power of Dividends Chart)  Small companies have done better to the tune of about 12% annually.  After years of great returns it is natural to have periods of poor returns.  This reflects the unavoidable ebbs and flows of economies that go back thousands of years.

The longer and faster stocks go up, the higher the probability that they will go down.  Conversely, after particularly bad periods, stocks tend to perform well above average for a period of time.  Are we entering a period that could see above average, i.e. 15% or 20% returns for a number of years?  There are no guarantees, but the probabilities are much, much higher now than they were in 2007.

Careful planning, wise management and determined discipline are keys to financial success.  The failure of governments, businesses and individuals can usually be traced to failures in these areas.

STAAR INVESTMENT TRUST

LETTER TO SHAREHOLDERS (CONTINUED)

JUNE 30, 2010 (UNAUDITED)

The Power of Dividends Reinvested
Large Company Stocks	Without Dividends	With Dividends Reinvested
Annual Return Rate since 1926*	5.54%	9.93%
Ending Value of $1 Invested	$87.39	$2,591.92
*Thru 12/31/2009. Data source: Ibbotson Assoc. Yearbook

We hope that the disciplining pain suffered during this down turn will steel the resolves and change the behaviors of millions so that a new era of growth and prosperity might cover the planet.  While we pay attention to the negatives, let’s not be ruled by them.  Ultimately success is created in the positive thoughts and environments we create.

Please know that we continue to work diligently on your behalf.  If you ever have a question or concern, please don’t hesitate to let us know.  We appreciate you and care about you.

Sincerely,

J. André Weisbrod

Chairman of the Board of Trustees

Risk is always part of the investment consideration.  Investors should carefully consider their cash flow needs and both short and long term goals before investing.

STAAR INVESTMENT TRUST

MANAGEMENT DISCUSSION OF PERFORMANCE

JUNE 30, 2010 (UNAUDITED)

AltCat Fund

Starting out the year with a large cash position hurt in the early going but proved wise when the market corrected.  For the six-month period the AltCat’s total return was –6.76% compared to the S&P 500’s –6.65%.

Among positions held at the beginning of the year, the following performed well:  Textainer Group holdings (+45.62%), Prudhoe Bay Oil Trust (+14.77% total return), United Guardian (+5.66%), EMC Corp (+4.75%), NVE Corporation (+5.45%), DJ REIT ETF (+5.25%), Waters Corp (+4.42%), iShares MSCI Chile Index (+3.84%), Eaton Vance Greater India Fund (+2.10%) and Matthews Asian Growth & Income Fund (+1.50%).

We also used the downturn to add some positions that have done well since we bought them.  These included iShares Brazil, Bristol Myers Squibb, Waters Corp, Southern Company and MacDonalds.

Among the worst performing positions held at the beginning of 2010 were Anadarko Petroleum (-41.89%), Terra Nitrogen Co. LP (-33.49%), Walgreen (-26.54%), Powershares Wilderhill Clean Energy ETF (-24.93%), and Powershares Lux Naothech ETF (-20.19%).  A few positions added during the downturn have under performed, including iShares S&P Global Energy Index and iShares Global Health Care Index.

We are currently looking for funds that show better than average potential as well as quality companies that have good balance sheets, good market position, appreciation potential and attractive dividends.  As we find these we are gradually using our available cash to make acquisitions.

We are pleased to report that the ACF was rated Four Stars by Morningstar as of June 30, 2010.

INTF

The International markets generally under performed the U.S. markets in the first half of 2010.  A relatively large cash position in the INTF hurt in the early going but proved wise when the market corrected.  For the six-month period the INTF’s total return was –9.79% compared to the EAFE’s –13.23%.

STAAR INVESTMENT TRUST

MANAGEMENT DISCUSSION OF PERFORMANCE (CONTINUED)

JUNE 30, 2010 (UNAUDITED)

Among positions held at the beginning of the year, the following performed well:  iShares MSCI Malaysia Index ETF (+9.08%), iShares Chile Index ETF (+3.84%), America Movil SAV de CV ADR (+1.11%), First Trust Chindia ETF (-2.73%) and iShares Japan Index ETF (-2.80%).

We also used the downturn to add some positions that have done well since we bought them.  These included iShares Turkey Index ETF and Ship Finance International Ltd.

Among the worst performing positions held at the beginning of 2010 that under performed the EAFE index were Silicon Precision Industries ADR (-23.68%), iShares MCSI Austria Index ETF (-20.37%), iShares MSCI Autralia Index ETF (-15.73%), iShares Brazil Index ETF (-15.40%) and iShares MSCI Belgium Index ETF (-13.65%).

One position, TEVA Pharmaceuticals Industries Ltd ADR added during the downturn has under performed so far.

Going forward we are seeking wise ways to put our cash to work buy purchasing positions that have above average potential for the next few years.

We are pleased to report that the INTF was rated at the highest Five-Star level by Morningstar as of June 30, 2010.

SCSF

Small company stocks generally out performed large company stocks in the first half of 2010.  As with the other funds a relatively large cash position hurt in the early going but proved wise when the market corrected.  For the six-month period the SCSF’s total return was –2.77% compared to the Russell 2000’s –1.95%.

Among positions held at the beginning of the year, the following performed well:  Textainer Group Holdings Ltd (+45.62%), Web MD Health Corporation (+20.63%), Shaw Group (+19.03%), Wisdom Tree Small Cap Dividend ETF (+3.03%), Franklin Microcap Value Fund (+0.48%) and Wasatch Small Cap Value Fund (0.00%).

We also used the downturn to add some positions that have done very well since we bought them.  These included Steve Madden, Sunoco Logistics Partners LP, POOL Inc and Market Vectors Environmental Services ETF.

Among the worst performing positions held at the beginning of 2010 were Terra Nitrogen Co. LP (-33.49%), Pwershares Wilderhill Clean Energy ETF (-24.93%), Powershares Lux Nanotech ETF (-20.19%), Nalco Holdings (-19.52%), Walter Energy (-18.90%) and Powell Industries (-13.29%).

One position added during the downturn, Koppers Holdings Inc., has significantly under performed.

If the recovery continues, it is possible that smaller companies could be poised for above average returns that would exceed the potential of larger companies.  The key will be in identifying quality funds and companies that emphasize good fundamentals and competitive advantages in key economic areas.

LCSF

As with the other funds a relatively large cash position hurt in the early going but proved wise when the market corrected.  For the six-month period the LCSF’s total return was –6.51% compared to the S&P 500’s –6.65%.

Among positions held at the beginning of the year, the following performed well:  Prudhoe Bay Oil Trust (+14.77%), EMC Corp (+4.75%), Waters Corp (+4.42%) and iShares DJ U.S. Medical Devices ETF (+0.97%).

We also used the downturn to add some positions that have done well since we bought them.  These included 3M Company, Bristol-Myers Squibb, McDonald’s Corp, The Southern Company and PPL Corporation.

Among the worst performing positions held at the beginning of 2010 were ANADARKO petroleum Corp (-41.89%) and Walgreen (-26.54%).

A few positions added during the downturn have under performed, including Home Depot, Jacobs Engineering and Alpha Natural Resources.

The rest of the positions generally performed within a couple percentages of the averages.  Going forward we are identifying and adding positions that reflect healthy balance sheets and revenue streams coupled with good dividends.  If the markets move in a sideways trading range or retreat, a healthy dividend similar to or exceeding that from quality bonds is an advantage.  Indeed we have recently purchased stocks of relatively healthy companies paying 3%, 4% and even 5% or more in dividend yields.

GBF and STBF

The bond fund performance was disappointing compared to the benchmark averages.  The principle reason was our relatively short maturities.  Our bias toward inflation and rising rates has been wrong so far.  In addition, higher yielding quality bonds with short maturities are hard to find.  We are required by prospectus to buy only investment grade (BBB or higher at time of purchase) securities and we must hold 40% in government or government agency debt or in money markets as temporary positions.

The GBF made a modest 1.7% total return for the first half of the year while the STBF did came in at –0.1% due to some temporary decreases in the prices of some holdings.  However the yield of the STBF is has been better than most money market funds.

With yields at historical lows, longer bond maturities pose market risks closer to those of stocks.  If interest rates were to rise even a percent or two some bonds could lose 20% or more of their value.  Therefore, we continue to consider shorter maturities to be safer in the long run.

STAAR INVESTMENT TRUST

STAAR GENERAL BOND FUND

GRAPHICAL ILLUSTRATION

JUNE 30, 2010 (UNAUDITED)

STAAR INVESTMENT TRUST

STAAR SHORT-TERM BOND FUND

GRAPHICAL ILLUSTRATION

JUNE 30, 2010 (UNAUDITED)

STAAR INVESTMENT TRUST

STAAR LARGER COMPANY STOCK FUND

GRAPHICAL ILLUSTRATION

JUNE 30, 2010 (UNAUDITED)

STAAR INVESTMENT TRUST

STAAR SMALLER COMPANY STOCK FUND

GRAPHICAL ILLUSTRATION

JUNE 30, 2010 (UNAUDITED)

STAAR INVESTMENT TRUST

STAAR INTERNATIONAL FUND

GRAPHICAL ILLUSTRATION

JUNE 30, 2010 (UNAUDITED)

STAAR INVESTMENT TRUST

STAAR ALTERNATIVE CATEGORIES FUND

GRAPHICAL ILLUSTRATION

JUNE 30, 2010 (UNAUDITED)

STAAR INVESTMENT TRUST

PERFORMANCE ILLUSTRATION

JUNE 30, 2010 (UNAUDITED)

AltCat (Alternative Categories) Fund -- A flexibly managed, multi-asset global fund of funds investing primarily in assets that offer opportunities for growth of capital.

For periods ending 6/30/10	Last Quarter	Year-to-Date	One Year	Three Year Avg. Annual Return[1]	Five Year Avg. Annual Return[1]	Ten Year Avg. Annual Return[1]	Since Public Inception (5/28/97) [1]	Since Private Inception (4/4/96) [1]
STAAR AltCat Fund (ACF)	-8.58%	-6.43%	+5.91%	-8.18%	+0.78%	+1.12%	+3.20%	+3.58%
S&P 500 Index	-11.43%	-6.65%	+14.43%	-9.81%	-0.79%	-1.59%	-3.29%	+5.07%
Morningstar Large Blend Fds Avg	-11.57%	-7.07%	+13.43%	-9.93%	-0.85%	-0.78%	+2.34%	+3.75%

STAAR General Bond Fund -- A high-grade general bond portfolio of US Gov't, Gov't Agency and Investment Grade Corp. Bonds with a flexible average maturity.

For periods ending 6/30/10	Last Quarter	Year-to-Date	One Year	Three Year Avg. Annual Return[1]	Five Year Avg. Annual Return[1]	Ten Year Avg. Annual Return[1]	Since Pub. Incept. (5/28/97) [1]	Since Private Inception (4/4/96) [1]
STAAR General Bond Fund (GBF)	+0.94%	+1.83%	+5.48%	+3.00%	+2.81%	+3.96%	+4.23%	+4.07%
Barcap Intermed Gov/Cred Index	+2.97%	+4.56%	+8.29%	+6.97%	+5.26%	+6.06%	+6.02%	+5.98%
Morningstar Intermed-Term Bd Fd Avg	+2.71%	+5.21%	+13.11%	+6.03%	+4.51%	+5.75%	+5.00%	+5.04%

STAAR INVESTMENT TRUST

PERFORMANCE ILLUSTRATION (CONTINUED)

JUNE 30, 2010 (UNAUDITED)

International Fund -- A fund of funds in which the underlying investments are primarily common stocks of companies in countries outside the U.S., including emerging markets. Individual stocks may be owned.

For periods ending 6/30/10	Last Quarter	Year-to-Date	One Year	Three Year Avg. Annual Return[1]	Five Year Avg. Annual Return[1]	Ten Year Avg. Annual Return[1]	Since Public Inception (5/28/97) [1]	Since Private Inception (4/4/96) [1]
STAAR International Fund (INTF)	-10.42%	-6.43%	+5.91%	-8.18%	+0.78%	+1.12%	+3.20%	+3.58%
EAFE Index	-13.97%	-13.23%	+5.92%	-13.38%	+0.88%	+0.16%	+3.29%	+3.17%
Morningstar Foreign Large Blend Fds Avg	-13.38%	-12.23%	+7.05%	-13.04%	+1.13%	-0.39%	+2.14%	+3.00%

Larger Company Stock Fund -- A fund of funds in which the underlying investments are primarily common stocks of large and larger mid-cap companies Individual stocks may be owned. Objective: Growth w/ some Income.

For periods ending 6/30/10	Last Quarter	Year-to-Date	One Year	Three Year Avg. Annual Return[1]	Five Year Avg. Annual Return[1]	Ten Year Avg. Annual Return[1]	Since Public Inception (5/28/97) [1]	Since Private Inception (4/4/96) [1]
STAAR Larger Company Stock Fund (LCSF)	-10.07%	-5.80%	+8.90%	-10.89%	-2.65%	-2.16%	+1.54%	+2.80%
S&P 500 Index	-11.43%	-6.65%	+14.43%	-9.81%	-0.79%	-1.59%	-3.29%	+5.07%
Morningstar Large Blend Fds Avg	-11.57%	-7.07%	+13.43%	-9.93%	-0.85%	-0.78%	+2.34%	+3.75%

STAAR INVESTMENT TRUST

PERFORMANCE ILLUSTRATION (CONTINUED)

JUNE 30, 2010 (UNAUDITED)

STAAR Short Term Bond Fund -- A high-grade bond portfolio of US Gov't, Gov't Agency and Investment Grade Corporate Bonds with an average maturity between 1 and 3 years.

For periods ending 6/30/10	Last Quarter	Year-to-Date	One Year	Three Year Avg. Annual Return[1]	Five Year Avg. Annual Return[1]	Ten Year Avg. Annual Return[1]	Since Public Inception (5/28/97) [1]	Since Private Inception (4/4/96) [1]
STAAR Short Term Bond Fund (STBF)	+0.00%	+0.00%	+0.82%	+1.55%	+2.08%	+3.67%	+4.21%	+4.18%
Barcap 1-3 Year US Govt Index	+1.17%	+1.89%	+2.85%	+4.94%	+4.37%	+4.53%	+4.80%	+4.89%
Morningstar Short-Term Bd Fd Avg	+1.00%	+2.46%	+7.12%	+3.65%	+3.51%	+4.13%	+3.82%	+3.93%

Smaller Company Stock Fund -- A fund of funds in which the underlying investments are primarily common stocks of small, micro-cap and smaller mid-cap companies. Individual stocks may be owned.

For periods ending 6/30/10	Last Quarter	Year-to-Date	One Year	Three Year Avg. Annual Return[1]	Five Year Avg. Annual Return[1]	Ten Year Avg. Annual Return[1]	Since Public Inception (5/28/97) [1]	Since Private Inception (4/4/96) [1]
STAAR Smaller Company Stock Fund (SCSF)	-7.97%	-2.15%	+15.44%	-10.62%	-1.24%	+1.50%	+5.03%	+5.20%
Russell 2000 Index	-9.92%	-1.95%	+21.48%	-8.60%	+0.37%	+3.00%	+5.11%	+5.69%
Morningstar Small Blend Fds Avg	-9.62%	-2.24%	+21.97%	-9.04%	+0.16%	+5.08%	+6.10%	+6.80%

1 Performance figures are total returns, including dividends and capital gains reinvested, except as noted with **. Indexes were quoted as published in various publications or sources, including the Wall St. Journal and Morningstar.   Past performance is no guarantee of future results. Investment returns and principal values fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  You should read the prospectus carefully and consider investment objectives, risks and expenses carefully before investing. The General Bond Fund was formerly named the Intermediate Bond Fund.  The Short Term Bond Fund was previously named the Long Term Bond Fund.  The investment objectives were changed by a vote of shareholders in August of 2004.  Performance shown that includes periods prior to August 2004 include performance achieved under the different investment objectives.  The Trust was formed as a PA private business trust and investment operations commenced 4/4/96.  Public inception was effective on 5/28/97 with no changes in investment operations, except for the General Bond Fund and the Short Term Bond Fund.

For a current prospectus, call 1-888-717-8227 or visit www.staarfunds.com

STAAR INVESTMENT TRUST

STAAR GENERAL BOND FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2010 (UNAUDITED)

Shares		Value

Short Term Corporate - 29.18%
200,000	Alcoa, Inc. 5.375%, 1/15/13	$ 207,361
50,000	Bank of America Corp. 4.375%, 12/1/10	50,665
100,000	IB-Capital One, 5.70%, 9/15/11	104,029
100,000	General Electric, 4.25%, 9/13/10	100,637
100,000	Goldman Sachs Group Inc. 5.7%, 9/1/12	105,589
50,000	Harley-Davidson Inc. 5.25%, 12/15/12	51,708
50,000	Philip Morris International, Inc. 4.875%, 5/16/13	54,076
		674,066
Intermediate Corporate - 22.41%
50,000	E.I. Du Pont De Nemour, 5.00%, 7/15/13	54,811
100,000	Hartford Financial Services Group, 4.75%, 3/1/14	102,437
100,000	Merrill Lynch 6.05%, 5/16/16	103,334
2,500	Pimco Corporate Opportunity Fund	43,115
200,000	United Health Group, 4.75%, 2/10/14	214,108
		517,806
Short Term US Gov't/Gov't Agency - 4.55%
100,000	Federal Home Loan Mortgage Corporation 4.375%, 11/9/11	105,041

Intermediate US Gov't/Gov't Agency - 22.97%
100,000	Federal Home Loan Bank, 2.20%, 9/10/13	100,750
150,000	Federal Home Loan Mortgage Corporation 1.50%, 6/15/15	150,786
100,000	Federal Home Loan Mortgage Corporation Call/Step, 2.00%, 3/15/15	101,046
100,000	Federal National Mortgage Association, 2.625%, 11/20/14	103,344
700	Ishares Lehman Tips Bond	74,837
		530,763

TOTAL FOR CORPORATE/GOVERNMENT BONDS (Cost $1,773,896) - 79.11%		1,827,676

SHORT TERM INVESTMENTS - 20.10%
464,287	Short-term Investment Company Prime Portfolio 0.17% * (Cost $464,287)	464,287
TOTAL INVESTMENTS (Cost $2,238,183) - 99.21%		2,291,963
OTHER ASSETS LESS LIABILITIES - 0.79%		18,446
NET ASSETS - 100.00%		$2,310,409

* Variable rate security; the coupon rate shown represents the yield at June 30, 2010.

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR SHORT-TERM BOND FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2010 (UNAUDITED)

Shares		Value

Short Term Corporate - 50.38%
100,000	Alcoa, Inc. 5.375%, 1/15/13	$ 103,681
140,000	American Express Travel, 5.25%, 11/21/11	145,463
50,000	IB-Capital One, 5.70%, 9/15/11	52,014
100,000	Citigroup Inc. 5.50%, 4/11/13	103,950
100,000	Daimler Finance NA LLC, 7.30%, 1/15/12	107,791
75,000	General Electric, 4.25%, 9/13/10	75,478
150,000	Harley-Davidson Inc. 5.25%, 12/15/12	155,125
50,000	Kraft Foods Inc. 6.00% 2/11/13	55,123
100,000	Merrill Lynch & Co. 6.05%, 8/15/12	106,325
100,000	Merrill Lynch & Co. 5.77%, 7/25/11	103,729
100,000	Southwest Airlines Co. 6.50%, 3/1/12	106,597
100,000	Viacom Inc. 6.625%, 5/15/11	104,226
50,000	Xerox Corp. 6.875%, 8/15/11	52,844
		1,272,347
Short Term US Gov't/Gov't Agency - 38.38%
100,000	Federal Home Loan Bank 1.30%, 9/15/11	100,156
100,000	Federal Home Loan Bank 1.60%, 9/17/12	100,188
100,000	Federal Home Loan Bank, 1.61%, 11/23/12	100,156
15,000	Federal Home Loan Bank, 3.66%, 9/30/10	15,127
200,000	Federal National Mortgage Association, 1.25%, 3/15/13	200,125
100,000	Federal National Mortgage Association, 1.50%, 9/10/12	100,188
100,000	Federal National Mortgage Association, 1.55%, 7/26/12	100,063
100,000	Federal National Mortgage Association, 2.00%, 1/30/12	102,000
1,800	Ishares Lehman 1-3 Year Treasury Bond	151,416
		969,418

TOTAL FOR BONDS (Cost $2,234,354) - 88.76%		2,241,765

SHORT TERM INVESTMENTS - 10.34%
261,069	Federated Prime Obligations Fund 0.17% * (Cost $261,069)	261,069
TOTAL INVESTMENTS (Cost $2,495,423) - 99.10%		2,502,834
OTHER ASSETS LESS LIABILITIES - 0.90%		22,785
NET ASSETS - 100.00%		$2,525,619

* Variable rate security; the coupon rate shown represents the yield at June 30, 2010.

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR LARGER COMPANY STOCK FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2010 (UNAUDITED)

Shares		Value

Alternative Categories - 0.65%
200	Prudhoe Bay Royality Trust	$ 17,830

Global - 0.83%
100	Ishares S&P Global Energy	2,925
400	Ishares S&P Global Technology	19,892
		22,817
Larger Company Stocks - 87.01%
100	3M Co.	7,899
9,936	American Fundamental Investors Fund Class F-1	297,983
7,887	American Washington Mutual Investors Fund Class F-1	178,558
150	Alpha Natural Resources, Inc.*	5,081
300	Anadarko Petroleum Corp.	10,827
6,872	Brandywine Blue Fund	136,280
200	Bristol Myers Squibb Co.	4,988
440	Calamos Growth Fund Class-A *	18,452
400	Corning, Inc.	6,460
100	Costco Wholesale Corp.	5,483
1,663	Dodge & Cox Stock Fund	146,194
800	EMC Corp. *	14,640
300	Flir Systems, Inc.*	8,727
200	Flowserv Corp.	16,960
12,575	Franklin Rising Dividends Fund Class-A *	347,818
12,652	Heartland Select Value *	297,191
200	Heinz H J Co.	8,644
400	Home Depot Inc.	11,228
300	International Business Machines Corp.	37,044
1,100	Internet HOLDR's ADR	53,867
200	I-Shares DJ US Healthcare Sector Index	11,646
600	I-Shares DJ US Medical Devices Index	32,046
1,100	I-Shares Russell Midcap Growth Index Fund	48,070
1,900	I-Shares S&P 500 Index	196,574

* Non-income producing securities during the period.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR LARGER COMPANY STOCK FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2010 (UNAUDITED)

Shares		Value

Larger Company Stocks - 87.01% (Continued)
600	I-Shares North America Natural Resources Index Fund	18,504
300	ITT Corp.	13,476
300	Jacobs Engineering Group, Inc.*	10,932
200	Johnson & Johnson	11,812
300	Kellogg Co.	15,090
4,857	Mairs & Power Growth*	299,062
300	McDermott International Panama *	6,498
100	McDonalds Corp.	6,587
100	Northern Trust Corporation	4,670
600	PPL Corp.	14,970
500	Southern Company	16,640
2,239	Tocqueville Fund *	41,699
100	Walgreen Corp.	2,670
200	Waters Corp. *	12,940
		2,378,210

TOTAL FOR SECURITIES (Cost $2,497,189) - 88.49%		2,418,857

SHORT TERM INVESTMENTS - 12.32%
336,794	Federated Prime Obligations Fund 0.17% ** (cost $336,794)	336,794

TOTAL INVESTMENTS (Cost $2,833,983) - 100.81%		2,755,651

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.81)%		(22,274)

NET ASSETS - 100.00%		$2,733,377

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield at June 30, 2010.

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR SMALLER COMPANY STOCK FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2010 (UNAUDITED)

Shares		Value

Alternative Categories - 0.15%
100	Market Vectors Environmental Services Index	$ 4,172

Smaller Company Stocks - 83.16%
10,151	Columbia Acorn Fund Class-Z *	242,299
400	Eastgroup Properties, Inc.	14,232
11,613	Franklin Microcap Value Fund	315,515
200	ICU Medical, Inc. *	6,434
200	Ishares Russell 2000 Index Fund	12,223
2,000	Ishares Russell 2000 Value Index Fund	114,080
500	Ishares Russell Microcap Index	19,570
8,387	Keeley Smallcap Value Fund Class-A *	157,335
200	Koppers Holdings Inc.	4,496
500	Nalco Holding Co.	10,230
300	NVE Corp. *	13,059
100	Papa Johns International, Inc. *	2,312
400	Pool Corp.	8,768
200	Powell Industries, Inc. *	5,468
1,000	Powershares Lux Nanotech*	8,390
1,200	Powershares Wilderhill Clean Energy *	9,912
300	Quality Systems, Inc.	17,397
19,678	Royce Microcap Investment Fund *	266,249
26,998	Royce Opportunity Fund *	242,170
8,826	Satuit Capital Microcap Fund Class-A *	213,578
200	Shaw Group, Inc. *	6,844
100	Steve Madden Ltd.*	3,152
100	Sunoco Logistics Partners, L.P.	7,200
100	Terra Nitrogen Co., L.P.	6,797
1,600	Textainer Group Holdings Ltd.	38,624
15,083	The Aberdeen Small Cap Fund Class A *	180,387
100	Walter Energy, Inc.	6,085

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR SMALLER COMPANY STOCK FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2010 (UNAUDITED)

Shares		Value

Smaller Company Stocks - 83.16% (Continued)
80,802	Wasatch Smallcap Value Fund *	234,325
200	Web MD Health Corp. *	9,286
2,800	Wisdom Tree Smallcap Dividend Index Fund	109,620
600	Wisdom Tree Midcap Earnings Fund	25,812
		2,311,848

TOTAL FOR SECURITIES (Cost $2,480,491) - 83.31%		2,316,020

SHORT TERM INVESTMENTS - 16.66%
463,100	Federated Prime Obligations Fund 0.17% ** (cost $463,100)	463,100

TOTAL INVESTMENTS (Cost $2,943,591) - 99.97%		2,779,120

OTHER ASSETS LESS LIABILITIES - 0.03%		982

NET ASSETS - 100.00%		$2,780,102

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield at June 30, 2010.

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2010 (UNAUDITED)

Shares		Value

International - 68.81%
200	Accenture Plc. Class A	$ 7,730
10,548	American Europacific Growth Fund Class-F-1 *	356,529
200	America Movil S.A.B. ADR*	9,500
100	Diageo Plc.	6,274
7,777	Harbor International Institutional Fund *	376,557
1,000	I-Shares MSCI Australia Index Fund*	18,980
500	I-Shares MSCI Austria Index Fund*	7,635
1,400	I-Shares MSCI Belgium Index Fund*	15,182
2,000	I-Shares MSCI EAFE Index Fund*	93,020
1,000	I-Shares MSCI Japan Index Fund*	9,200
1,800	I-Shares MSCI Taiwan Index Fund *	20,160
550	I-Shares MSCI S&P Latin America 40 Index Fund*	22,781
4,301	Marsico International Opportunities Fund *	45,035
10,118	Putnam International Capital Opportunities Fund Class A	273,682
11,318	Sextant International	151,542
400	Ship Finance International Ltd.	7,152
1,000	Siliconware Precision Industries Co. ADR *	5,350
46,451	Franklin Templeton Foreign Fund Class A *	264,773
200	Teva Pharmaceutical Industries Ltd. ADR	10,398
13,874	The Aberdeen International Equity Fund - Institutional Service	153,164
		1,854,643
Developing Markets - 15.89%
1,100	Builders Emerging Markets 50 ADR Index	42,955
551	Eaton Vance Greater India Fund Class-A	13,144
1,000	First Trust ISE Chindia Index	20,572
300	I-Shares MSCI Brazil Index Fund*	18,549
300	I-Shares MSCI Chile *	17,007
1,000	I-Shares MSCI Malaysia Index Fund*	11,440
100	I-Shares MSCI Turkey Investable Markets*	5,293
250	SPDR S&P Emerging Asia Pacific Fund	17,553
14,036	Franklin Templeton Developing Markets Trust Class A*	281,843
		428,355

* Non-income producing securities during the period.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2010 (UNAUDITED)

Shares		Value

TOTAL FOR SECURITIES (Cost $1,968,622) - 84.70%		2,282,998

SHORT TERM INVESTMENTS - 15.34%
413,409	Federated Prime Obligations Fund 0.17% ** (cost $413,409)	413,409

TOTAL INVESTMENTS (Cost $2,382,031) - 100.04%		2,696,407

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.04)%		(1,048)

NET ASSETS - 100.00%		$2,695,359

** Variable rate security; the coupon rate shown represents the yield at June 30, 2010.

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR ALTERNATIVE CATEGORIES FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2010 (UNAUDITED)

Shares		Value

Alternative Categories - 20.04%
1,000	First Trust-ISE Revere Natural Gas	$ 15,180
5,841	Franklin Natural Resources Fund Class-A *	161,900
200	I-Shares Dow Jones US Real Estate	9,442
200	I-Shares NASDAQ Biotechnology Index Fund*	15,504
700	I-Shares Silver Trust*	12,747
11,609	Live Oak Health Sciences Fund	133,971
200	Market Vectors Environmental Service *	8,345
600	Powershares DB Base Metals Fund*	10,800
200	Prudhoe Bay Royality Trust	17,830
400	SPDR Dow Jones Wilshire Reit Fund.	20,404
1,137	Vanguard Health Care Fund	126,651
		532,775
Developing Markets - 5.85%
1,500	Builders Emerging Markets 50 ADR Index Fund	58,575
534	Eaton Vance Greater India Fund Class-A	12,728
900	First Trust ISE Chindia Index	18,515
200	I-Shares MSCI Brazil Index Fund *	12,366
200	I-Shares MSCI Chile Investable Market Index Fund*	11,338
600	SPDR S&P Emerging Asia Pacific Fund	42,126
		155,648
Global - 11.95%
1,179	American Smallcap World Fund Class-F-1	36,136
7,815	Franklin Global Mutual Discovery Fund Class-A *	215,195
100	I-Shares S&P Global Energy Sector Index Fund	2,925
100	I-Shares S&P Global Healthcare Sector Index Fund	4,586
500	I-Shares S&P Global Infrastructure Fund	14,625
400	I-Shares S&P Global Technology Sector Fund	19,892
800	Market Vectors-Nuclear Energy Fund *	14,816
600	Powershares Global Water Portfolio	9,618
		317,793

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements

STAAR INVESTMENT TRUST

STAAR ALTERNATIVE CATEGORIES FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2010 (UNAUDITED)

Shares		Value

International - 7.98%
200	Accenture Plc.	7,730
200	America Movil S.A.B. ADR*	9,500
300	Diageo Plc. ADR	18,822
1,500	I-Shares MSCI Australia Index Fund*	28,470
200	I-Shares MSCI EAFE Index Fund*	9,302
500	I-Shares MSCI Japan Index Fund *	4,600
300	I-Shares MSCI Taiwan Index Fund*	3,360
250	I-Shares S&P Latin America 40 Index Fund Class-F*	10,355
3,849	Ivy Pacific Opportunities Fund Class-A	53,847
3,774	Matthews Asian Growth & Income Fund*	59,710
1,200	Siliconware Precision Industries Co. *	6,420
		212,116
Larger Company Stocks - 26.50%
300	Anadarko Petroleum Corp.	10,827
400	Bristol Myers Squibb Co.	9,976
100	Costco Wholesale Corp.	5,483
800	EMC Corp. *	14,640
200	Flowserv Corp.	16,960
1,400	Internet HOLDR's ADR	68,558
300	I-Shares DJ US Basic Materials Sector Fund	16,062
400	I-Shares DJ US Health Care Sector Index Fund	23,292
1,000	I-Shares DJ US Medical Devices Index Fund	53,410
800	I-Shares Russell Midcap Growth Index Fund	34,960
1,200	I-Shares S&P 500 Index	124,152
100	I-Shares S&P North America Natural Resources Sector	3,084
200	Johnson & Johnson	11,812
200	McDermott International Panama *	4,332
100	McDonalds Corp.	6,587
1,586	Muhlenkamp Fund *	75,044
5,898	Neuberger Berman Focus Fund Class-Advisor *	48,189

* Non-income producing securities during the period.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements

Shares		Value

Larger Company Stocks - 26.50% (Continued)
900	Powershares Cleantech Portfolio	18,927
600	PPL Corp.	14,970
300	Southern Co.	9,984
2,198	Vanguard Energy Fund	112,461
300	Walgreen Corp.	8,010
200	Waters Corp. *	12,940
		704,660

Smaller Company Stocks - 6.95%
400	Eastgroup Properties Inc.	14,232
400	ICU Medical, Inc. *	12,868
500	I-Shares Russell 2000 Index Fund	30,558
300	I-Shares Russell Microcap Index Fund	11,742
300	NVE Corp. *	13,059
100	Papa Johns International, Inc. *	2,312
1,500	Powershares Lux Nanotech Portfolio *	12,585
1,000	Powershares Wilderhill Clean Energy Fund *	8,260
300	Quality Systems, Inc.	17,397
100	Terra Nitrogen Co., L.P.	6,797
1,000	Textainer Group Holding Ltd.	24,140
500	United Guardian Inc.	5,915
200	Walter Energy, Inc.	12,170
300	Wisdomtree Midcap Earnings Fund	12,906
		184,941

TOTAL FOR SECURITIES (Cost $1,966,491) - 79.27%		2,107,932

SHORT TERM INVESTMENTS - 22.04%
585,960	Federated Prime Obligations Fund 0.17% ** (cost $585,960)	585,960
TOTAL INVESTMENTS (Cost $2,552,451) - 101.31%		2,693,892
OTHER ASSETS LESS LIABILITIES - (1.31)%		(34,744)
NET ASSETS - 100.00%		$ 2,659,148

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield at June 30, 2010.

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)

Assets:	GBF	STBF	LCSF	SCSF	INTF	ACF
Investments in Securities, at Value (Cost $2,238,183; $2,495,423; $2,833,983; $2,943,591; $2,382,031; $2,552,451, respectively)
	$2,291,963	$2,502,834	$2,755,651	$2,779,120	$2,696,407	$2,693,892

Cash	-	-	-	-	-	-
Receivables:
Prepaid Expenses	1,862	2,821	2,636	2,664	2,637	2,587
Dividends and Interest	19,804	23,962	376	1,375	369	810
Total Assets	2,313,629	2,529,617	2,758,663	2,783,159	2,699,413	2,697,289
Liabilities:
Payables:
Accrued Management Fees to Affiliate (Note 3)	265	296	848	861	830	818
Other Accrued Expenses	2,898	3,630	2,692	2,196	3,224	2,824
Dividends Payable	57	72	-	-	-	-
Securities Purchased	-	-	21,746	-	-	34,499
Total Liabilities	3,220	3,998	25,286	3,057	4,054	38,141
Net Assets	$ 2,310,409	$2,525,619	$2,733,377	$2,780,102	$2,695,359	$2,659,148

Net Assets Consist of:
Paid In Capital	$2,440,906	$2,550,256	$3,216,568	$3,702,771	$2,522,204	$2,789,632
Accumulated Undistributed Net Investment Income (Loss) on Investments	267	(9,182)	(239,068)	(360,860)	(114,458)	(114,767)
Accumulated Undistributed Realized Loss on Investments	(184,544)	(22,866)	(165,791)	(397,338)	(26,763)	(157,158)
Unrealized Appreciation (Depreciation) in Value of Investments	53,780	7,411	(78,332)	(164,471)	314,376	141,441
Net Assets (for 231,881; 275,345; 275,944; 304,679; 261,174; 247,196, shares outstanding respectively)
	$2,310,409	$2,525,619	$2,733,377	$2,780,102	$2,695,359	$2,659,148
Net Asset Value and Offering Price Per Share	$ 9.96	$ 9.17	$ 9.91	$ 9.12	$ 10.32	$ 10.76

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STATEMENT OF OPERATIONS

For the six months ended June 30, 2010 (Unaudited)

	GBF	STBF	LCSF	SCSF	INTF	ACF
Investment Income:
Dividends	$2,676	$ 697	$ 12,262	$ 2,727	$ 6,355	$ 7,097
Interest	33,947	41,650	328	372	318	506
Total Investment Income	36,623	42,347	12,590	3,099	6,673	7,603

Expenses:
Advisory Fees (Note 3)	3,783	5,259	13,130	13,112	12,939	12,746
Distribution Fees	751	1,267	145	200	210	179
Transfer Agent and Fund Accounting Fees	3,623	5,202	4,941	4,815	4,987	4,907
Administrative Fees	1,081	1,503	1,459	1,457	1,438	1,416
Audit Fees	3,025	3,955	3,930	3,701	3,988	3,740
Legal Fees	927	1,335	1,374	1,383	1,391	1,352
Custody Fees	1,217	1,312	1,450	1,330	1,445	1,735
Printing Fees	303	424	298	252	252	253
Insurance Fees	1,039	1,500	1,205	1,129	1,145	1,177
Compliance Fees	854	1,217	948	869	905	942
Director's Fees	697	1,026	990	933	965	931
Other	1,283	1,634	1,810	1,746	1,686	1,688
Total Expenses	18,583	25,634	31,680	30,927	31,351	31,066

Net Investment Income (Loss)	18,040	16,713	(19,090)	(27,828)	(24,678)	(23,463)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	12,462	(1,458)	4,145	17,833	(1,027)	(4,205)
Net Change in Unrealized Appreciation (Depreciation) on Investments	10,943	(14,443)	(153,746)	(47,232)	(265,665)	(152,560)
Net Realized and Unrealized Gain (Loss) on Investments	23,405	(15,901)	(149,601)	(29,399)	(266,692)	(156,765)

Net Increase (Decrease) in Net Assets Resulting from Operations	$41,445	$ 812	$(168,691)	$(57,227)	$(291,370)	$(180,228)

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR GENERAL BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
Six Months		For the
	Ended	Year Ended
	6/30/2010	12/31/2009
Increase in Net Assets From Operations:
Net Investment Income	$ 18,040	$ 59,082
Net Realized Gain (Loss) on Investments	12,462	(55,195)
Net Change in Unrealized Appreciation on Investments	10,943	137,120
Net Increase in Net Assets Resulting from Operations	41,445	141,007

Distributions to Shareholders from:
Net Investment Income	(17,900)	(89,391)
Realized Gains	-	-
Return of Capital	-	(947)
Net Change in Net Assets from Distributions	(17,900)	(90,338)

Capital Share Transactions:
Proceeds from Sale of Shares	248,504	26,741
Shares Issued on Reinvestment of Dividends	17,795	89,854
Cost of Shares Redeemed	(172,562)	(617,759)
Net Increase (Decrease) from Shareholder Activity	93,737	(501,164)

Net Assets:
Net Increase (Decrease) in Net Assets	117,282	(450,495)
Beginning of Period	2,193,127	2,643,622
End of Period (Including Accumulated Undistributed Net Investment Income of $267 and $126, respectively)
	$2,310,409	$2,193,127

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR SHORT-TERM BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months	For the
	Ended	Year Ended
	6/30/2010	12/31/2009
Increase in Net Assets From Operations:
Net Investment Income	$ 16,713	$ 38,237
Net Realized Loss on Investments	(1,458)	(16,643)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(14,443)	40,134
Net Increase in Net Assets Resulting from Operations	812	61,728

Distributions to Shareholders from:
Net Investment Income	(16,495)	(52,543)
Realized Gains	-	-
Return of Capital	-	(568)
Net Change in Net Assets from Distributions	(16,495)	(53,111)

Capital Share Transactions:
Proceeds from Sale of Shares	276,957	228,810
Shares Issued on Reinvestment of Dividends	16,423	52,940
Cost of Shares Redeemed	(953,152)	(779,544)
Net Decrease from Shareholder Activity	(659,772)	(497,794)

Net Assets:
Net Decrease in Net Assets	(675,455)	(489,177)
Beginning of Period	3,201,074	3,690,251
End of Period (Including Accumulated Undistributed Net Investment Income (Loss) of $(9,182) and $(9,400), respectively)
	$ 2,525,619	$3,201,074

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR LARGER COMPANY STOCK FUND

STATEMENTS OF CHANGES IN NET ASSETS

(Unaudited)
Six Months		For the
	Ended	Year Ended
	6/30/2010	12/31/2009
Increase in Net Assets From Operations:
Net Investment Loss	$(19,090)	$(30,008)
Net Realized Gain (Loss) on Investments	4,145	(46,291)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(153,746)	482,672
Net Increase (Decrease) in Net Assets Resulting from Operations	(168,691)	406,373

Distributions to Shareholders from:
Net Investment Income	-	-
Realized Gains	-	-
Net Change in Net Assets from Distributions	-	-

Capital Share Transactions:
Proceeds from Sale of Shares	51,156	124,662
Shares Issued on Reinvestment of Dividends	-	-
Cost of Shares Redeemed	(70,885)	(221,955)
Net Decrease from Shareholder Activity	(19,729)	(97,293)

Net Assets:
Net Decrease in Net Assets	(188,420)	309,080
Beginning of Period	2,921,797	2,612,717
End of Period (Including Accumulated Undistributed Net Investment Loss of $(239,068) and $(219,978), respectively)
	$2,733,377	$2,921,797

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR SMALLER COMPANY STOCK FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months	For the
	Ended	Year Ended
	6/30/2010	12/31/2009
Increase in Net Assets From Operations:
Net Investment Loss	$(27,828)	$(40,087)
Net Realized Gain (Loss) on Investments	17,833	(62,435)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(47,232)	669,827
Net Increase (Decrease) in Net Assets Resulting from Operations	(57,227)	567,305

Distributions to Shareholders from:
Net Investment Income	-	-
Realized Gains	-	-
Net Change in Net Assets from Distributions	-	-

Capital Share Transactions:
Proceeds from Sale of Shares	112,738	270,013
Shares Issued on Reinvestment of Dividends	-	-
Cost of Shares Redeemed	(99,339)	(201,281)
Net Increase from Shareholder Activity	13,399	68,732

Net Assets:
Net Increase (Decrease) in Net Assets	(43,828)	636,037
Beginning of Period	2,823,930	2,187,893
End of Period (Including Accumulated Undistributed Net Investment Loss of $(360,860) and $(333,032), respectively)
	$2,780,102	$2,823,930

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR INTERNATIONAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months	For the
	Ended	Year Ended
	6/30/2010	12/31/2009
Increase in Net Assets From Operations:
Net Investment Loss	$(24,678)	$(23,028)
Net Realized Loss on Investments	(1,027)	(25,995)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(265,665)	749,847
Net Increase (Decrease) in Net Assets Resulting from Operations	(291,370)	700,824

Distributions to Shareholders from:
Net Investment Income	-	-
Realized Gains	-	-
Net Change in Net Assets from Distributions	-	-

Capital Share Transactions:
Proceeds from Sale of Shares	83,626	219,363
Shares Issued on Reinvestment of Dividends	-	-
Cost of Shares Redeemed	(127,022)	(218,615)
Net Increase (Decrease) from Shareholder Activity	(43,396)	748

Net Assets:
Net Increase (Decrease) in Net Assets	(334,766)	701,572
Beginning of Period	3,030,125	2,328,553
End of Period (Including Accumulated Undistributed Net Investment Loss of $(114,458) and $(89,780), respectively)
	$2,695,359	$3,030,125

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR ALTERNATIVE CATEGORIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months	For the
	Ended	Year Ended
	6/30/2010	12/31/2009
Increase in Net Assets From Operations:
Net Investment Loss	$(23,463)	$(24,489)
Net Realized Loss on Investments	(4,205)	(153,115)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(152,560)	620,893
Net Increase (Decrease) in Net Assets Resulting from Operations	(180,228)	443,289

Distributions to Shareholders from:
Net Investment Income	-	-
Realized Gains	-	-
Net Change in Net Assets from Distributions	-	-

Capital Share Transactions:
Proceeds from Sale of Shares	97,078	277,275
Shares Issued on Reinvestment of Dividends	-	-
Cost of Shares Redeemed	(167,245)	(187,190)
Net Increase (Decrease) from Shareholder Activity	(70,167)	90,085

Net Assets:
Net Increase (Decrease) in Net Assets	(250,395)	533,374
Beginning of Period	2,909,543	2,376,169
End of Period (Including Accumulated Undistributed Net Investment Loss of $(114,767) and $(91,304), respectively)
	$2,659,148	$2,909,543

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR GENERAL BOND FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

(Unaudited)
Six Months
	Ended	Years Ended
6/30/ 2010		12/31/ 2009	12/31/ 2008	12/31/ 2007	12/31/ 2006	12/31/ 2005

Net Asset Value, at Beginning of Period	$ 9.86	$9.65	$10.14	$ 10.11	$10.06	$10.45

Income From Investment Operations:
Net Investment Income *	0.08	0.24	0.33	0.35	0.35	0.35
Net Gain (Loss) on Securities (Realized and Unrealized)	0.10	0.34	(0.51)	0.10	0.01	(0.34)
Total from Investment Operations	0.18	0.58	(0.18)	0.45	0.36	0.01

Distributions:
From Net Investment Income	(0.08)	(0.37)	(0.31)	(0.42)	(0.31)	(0.40)
From Net Realized Gain	-	-	-	-	-	-
Total from Distributions	(0.08)	(0.37)	(0.31)	(0.42)	(0.31)	(0.40)

Net Asset Value, at End of Period	$ 9.96	$9.86	$ 9.65	$ 10.14	$10.11	$10.06

Total Return **	1.83%	6.13%	(1.74)%	4.53%	3.73%	0.11%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$2,310	$2,193	$2,644	$ 2,998	$3,688	$1,791
Ratio of Expenses to Average Net Assets	1.72%†	1.75%	1.44%	1.56%	1.33%	1.31%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.67%†	2.44%	3.32%	3.48%	3.47%	3.40%
Portfolio Turnover	53.13%	37.18%	103.60%	30.22%	40.48%	17.84%
Such Ratios are After Effect of Expenses Waived	-	-	-	-	$0.01	$0.02

† Annualized

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR SHORT-TERM BOND FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	(Unaudited)
Six Months
	Ended	Years Ended
	6/30/ 2010	12/31/2009	12/31/2008	12/31/ 2007	12/31/2006	12/31/2005

Net Asset Value, at Beginning of Period	$ 9.23	$ 9.21	$ 9.38	$ 9.30	$ 9.21	$ 9.40

Income From Investment Operations:
Net Investment Income *	0.05	0.10	0.17	0.31	0.28	0.24
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.05)	0.06	(0.15)	0.10	0.04	(0.23)
Total from Investment Operations	0.00	0.16	0.02	0.41	0.32	0.01

Distributions:
From Net Investment Income	(0.06)	(0.14)	(0.19)	(0.33)	(0.23)	(0.20)
From Net Realized Gain	-	-	-	-	-	-
Total from Distributions	(0.06)	(0.14)	(0.19)	(0.33)	(0.23)	(0.20)

Net Asset Value, at End of Period	$ 9.17	$ 9.23	$ 9.21	$ 9.38	$ 9.30	$ 9.21

Total Return **	0.00%	1.79%	0.19%	4.41%	3.50%	0.07%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 2,526	$3,506	$3,690	$1,358	$1,494	$ 983
Ratio of Expenses to Average Net Assets	1.71%†	1.82%	1.58%	1.41%	1.12%	1.02%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.11%†	1.11%	1.87%	3.33%	3.04%	2.60%
Portfolio Turnover	63.00%	78.72%	115.00%	41.49%	11.79%	48.02%
Such Ratios are After Effect of Expenses Waived	-	-	-	-	$ 0.01	$ 0.03

† Annualized

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR LARGER COMPANY STOCK FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

(Unaudited)
Six Months
	Ended	Years Ended
	6/30/ 2010	12/31/2009	12/31/2008	12/31/2007	12/31/2006	12/31/2005

Net Asset Value, at Beginning of Period	$10.52	$ 9.03	$13.56	$14.05	$13.14	$12.67

Income From Investment Operations:
Net Investment Income (Loss) *	(0.07)	(0.11)	(0.05)	(0.09)	(0.08)	(0.12)
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.54)	1.60	(4.48)	0.59	1.32	0.59
Total from Investment Operations	(0.61)	1.49	(4.53)	0.50	1.24	0.47

Distributions:
From Net Investment Income	-	-	-	-	-	-
From Net Realized Gain	-	-	-	(0.99)	(0.33)	-
Total from Distributions	-	-	-	(0.99)	(0.33)	-

Net Asset Value, at End of Period	$ 9.91	$10.52	$ 9.03	$13.56	$14.05	$13.14

Total Return **	(5.80)%	16.50%	(33.41)%	3.57%	9.44%	3.69%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$2,733	$2,922	$2,613	$4,422	$4,488	$4,786
Ratio of Expenses to Average Net Assets	2.17%†	2.30%	1.91%	1.90%	1.84%	1.97%
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.31)%†	(1.15)%	(0.42)%	(0.59)%	(0.56)%	(0.94)%
Portfolio Turnover	2.71%	17.08%	15.99%	36.83%	22.95%	14.00%
Such Ratios are After Effect of Expenses Waived	-	-	-	-	-	-

† Annualized

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR SMALLER COMPANY STOCK FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

(Unaudited)
Six Months
	Ended	Years Ended
	6/30/ 2010	12/31/2009	12/31/2008	12/31/2007	12/31/2006	12/31/2005

Net Asset Value, at Beginning of Period	$ 9.32	$ 7.41	$11.38	$13.87	$14.85	$15.43

Income From Investment Operations:
Net Investment Income (Loss) *	(0.09)	(0.13)	(0.11)	(0.14)	(0.17)	(0.23)
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.11)	2.04	(3.86)	(0.33)	2.26	1.04
Total from Investment Operations	(0.20)	1.91	(3.97)	(0.47)	2.09	0.81

Distributions:
From Net Investment Income	-	-	-	-	-	-
From Net Realized Gain	-	-	-	(2.02)	(3.07)	(1.39)
Total from Distributions	-	-	-	(2.02)	(3.07)	(1.39)

Net Asset Value, at End of Period	$ 9.12	$ 9.32	$ 7.41	$11.38	$13.87	$14.85

Total Return **	(2.15)%	25.78%	(34.89)%	(3.40)%	14.22%	5.22%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$2,780	$2,824	$2,188	$4,041	$4,850	$5,026
Ratio of Expenses to Average Net Assets	2.12%	2.31%	1.96%	1.92%	1.83%	1.96%
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.91)%†	(1.68)%	(1.17)%	(0.98)%	(1.06)%	(1.50)%
Portfolio Turnover	4.43%†	14.03%	16.27%	40.26%	37.46%	23.04%
Such Ratios are After Effect of Expenses Waived	-	-	-	-	-	-

† Annualized

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR INTERNATIONAL FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

(Unaudited)
Six Months
	Ended	Years Ended
	6/30/ 2010	12/31/2009	12/31/2008	12/31/2007	12/31/2006	12/31/2005

Net Asset Value, at Beginning of Period	$ 11.44	$ 8.70	$16.33	$15.62	$13.54	$11.59

Income From Investment Operations:
Net Investment Income (Loss) *	(0.09)	(0.09)	(0.03)	0.09	(0.01)	(0.04)
Net Gain (Loss) on Securities (Realized and Unrealized)	(1.03)	2.83	(6.64)	2.35	2.90	1.99
Total from Investment Operations	(1.12)	2.74	(6.67)	2.44	2.89	1.95

Distributions:
From Net Investment Income	-	-	-	(0.09)	-	-
From Net Realized Gain	-	-	(0.96)	(1.64)	(0.81)	-
Total from Distributions	-	-	(0.96)	(1.73)	(0.81)	-

Net Asset Value, at End of Period	$ 10.32	$11.44	$ 8.70	$16.33	$15.62	$13.54

Total Return **	(9.79)%	31.49%	(40.82)%	15.63%	21.38%	16.82%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 2,695	$3,030	$2,329	$5,837	$5,378	$4,750
Ratio of Expenses to Average Net Assets	2.18%	2.31%	1.96%	1.92%	1.86%	1.99%
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.72)% †	(0.90)%	(0.25)%	0.51%	(0.06)%	(0.34)%
Portfolio Turnover	2.47%†	15.30%	21.47%	18.46%	15.66%	16.23%
Such Ratios are After Effect of Expenses Waived	-	-	-	-	-	-

† Annualized

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR ALTERNATIVE CATEGORIES FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

(Unaudited)
Six Months
	Ended	Years Ended
	6/30/ 2010	12/31/2009	12/31/2008	12/31/2007	12/31/2006	12/31/2005

Net Asset Value, at Beginning of Period	$11.50	$ 9.74	$15.58	$14.46	$14.28	$13.25

Income From Investment Operations:
Net Investment Loss *	(0.09)	(0.10)	(0.03)	(0.01)	(0.08)	(0.13)
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.65)	1.86	(5.01)	2.09	1.75	1.70
Total from Investment Operations	(0.74)	1.76	(5.04)	2.08	1.67	1.57

Distributions:
From Net Investment Income	-	-	-	-	-	-
From Net Realized Gain	-	-	(0.80)	(0.96)	(1.49)	(0.54)
Total from Distributions	-	-	(0.80)	(0.96)	(1.49)	(0.54)

Net Asset Value, at End of Period	$10.76	$11.50	$ 9.74	$15.58	$14.46	$14.28

Total Return **	(6.43)%	18.07%	(32.37)%	14.45%	11.65%	11.91%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$2,659	$2,910	$2,376	$3,821	$3,095	$3,445
Ratio of Expenses to Average Net Assets	2.19%†	2.34%	1.90%	1.91%	1.89%	2.01%
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.66)%†	(0.95)%	(0.19)%	(0.08)%	(0.55)%	(0.94)%
Portfolio Turnover	6.44%	34.12%	32.95%	19.88%	11.08%	35.48%
Such Ratios are After Effect of Expenses Waived	-	-	-	-	-	-

† Annualized

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2010 (UNAUDITED)

Note 1. Organization

STAAR Investment Trust (the Trust) was organized as a Pennsylvania business trust under applicable statutes of the Commonwealth of Pennsylvania. It was formed on February 28, 1996 and became effective March 19, 1996. The name was changed to STAAR Investment Trust in September 1998.  The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (effective May 28, 1997) as a non-diversified, open-end management investment company.

The Trust consists of six separate series portfolios (funds). The funds are organized in such a manner that each fund corresponds to a standard asset allocation category, with the exception of the Alternative Categories Fund, which is a flexibly managed fund that may invest in assets not included in the other funds. The Funds are:

               STAAR General Bond Fund (GBF)

               STAAR Short Term Bond Fund (STBF)

               STAAR Larger Company Stock Fund (LCSF)

               STAAR Smaller Company Stock Fund (SCSF)

               STAAR International Fund (INTF)

               STAAR Alternative Categories Fund (ACF)

Each fund is managed separately and has its own investment objectives and strategies in keeping with the asset allocation category for which it is named.  Each fund may invest in other open-end funds (mutual funds), exchange-traded funds (ETFs), closed-end funds and individual securities.

Note 2. Summary of Significant Accounting Policies

Financial Accounting Standards Board Launches Accounting Standards Codification - The Financial Accounting Standards Board (“FASB”)  has issued FASB ASC 105 (formerly FASB Statement No. 168), The “FASB Accounting Standards Codification™” and the Hierarchy of Generally Accepted Accounting Principles (“GAAP”) (“ASC 105”). ASC 105 established the FASB Accounting Standards Codification™ (“Codification” or “ASC”) as the single source of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The Codification supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the Codification will become non-authoritative.

Following the Codification, the FASB will not issue new standards in the form of Statements, FASB Staff Positions or Emerging Issues Task Force Abstracts. Instead, it will issue Accounting Standards Updates, which will serve to update the Codification, provide background information about the guidance and provide the basis for conclusions on the changes to the Codification.  GAAP is not intended to be changed as a result of the FASB's Codification project, but it will change the way the guidance is organized and

STAAR INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2010 (UNAUDITED)

presented. As a result, these changes will have a significant impact on how companies reference GAAP in their financial statements and in their accounting policies for financial statements issued for interim and annual periods ending after September 15, 2009. The Fund has implemented the Codification as of December 31, 2009.

The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements:

The Fund follows the guidance of ASC 815 regarding "Disclosures about Derivative Instruments and Hedging Activities."  This guidance requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows.  The Fund did not have any activity in derivatives for the year ended June 30, 2010.

Security Valuation- Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices* subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Share Valuation- The price (net asset value) of the shares of the Fund is normally determined as of 4:00 p.m., Eastern Time on each day the Fund is open for business and on any other day on which there is sufficient trading in the Fund’s securities to materially affect the net asset value. The Fund is normally open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Accounting Standards Codification, 820 (FAS 157) - The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective July 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2010:

GBF

Assets (b)	Level 1	Level 2	Level 3	Total
Corporate/Government Bonds	$1,827,676	-	-	$ 1,827,676
Short-Term Investments	464,287	-	-	464,287
Total	$2,291,963	-	-	$ 2,291,963

STBF

Assets (b)	Level 1	Level 2	Level 3	Total
Bonds	$ 2,241,765	-	-	$ 2,241,765
Short-Term Investments	261,069	-	-	261,069
Total	$ 2,502,834	-	-	$ 2,502,834

LCSF

Assets (b)	Level 1	Level 2	Level 3	Total
Common Stocks	$2,418,857	-	-	$ 2,418,857
Short-Term Investments	336,794	-	-	336,794
Total	$2,755,651	-	-	$ 2,755,651

SCSF

Assets (b)	Level 1	Level 2	Level 3	Total
Common Stocks	$2,316,020	-	-	$ 2,316,020
Short-Term Investments	463,100	-	-	463,100
Total	$2,779,120	-	-	$ 2,779,120

INTF

Assets (b)	Level 1	Level 2	Level 3	Total
Common Stocks	$ 2,282,998	-	-	$2,282,998
Short-Term Investments	413,409	-	-	413,409
Total	$ 2,696,407	-	-	$2,696,407

ACF

Assets (b)	Level 1	Level 2	Level 3	Total
Common Stocks	$2,107,932	-	-	$2,107,932
Short-Term Investments	585,960	-	-	585,960
Total	$2,693,892	-	-	$2,693,892

(b) Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry.

The Fund did not hold any Level 3 assets during the six months ended June 30, 2010.

Security Transaction Timing- Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  Withholding taxes on foreign dividends are provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Income Taxes- The Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.

In addition, GAAP requires management of the Fund to analyze all open tax years, fiscal years 2008-2010, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities.  As of and during the period ended June 30, 2010, the Fund did not have a liability for any unrecognized tax benefits.  The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders- The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Use of Estimates- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Subsequent Events - Management has evaluated the impact of all subsequent events through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

Other- Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital.

Note 3. Investment Management Agreement and Other Transactions with Affiliates

In 2006, the Board of Trustees approved a management agreement (the “Management Agreement”) with the Advisor to furnish investment advisory and management services to the Fund.  The Board has made annual extensions to the Management Agreement through the period of December 2010.  The extensions provides that the Fund will pay the Advisor a monthly fee based on the Fund’s average daily net assets at the annual rate of 0.35% for the STBF, 0.35% for the GBF, and 0.90% for all other portfolios.  For the six months ended June 30, 2010 the Advisor earned $3,783, $5,259, $13,130, $13,112, $12,939, and $12,746 for the GBF, STBF, LCSF, SCSF, INTF, and ACF, respectively.  As of June 30, 2010 the Fund owed the Advisor $265, $296, $848, $861, $830, and $818 for the GBF, STBF, LCSF, SCSF, INTF, and ACF, respectively.

The president of the investment Advisor is the organizer of the Trust.  The Management Agreement provides for an expense reimbursement from the investment Advisor if the Trust’s total expense for any series (Fund), exclusive of taxes, interest, cost of portfolio acquisitions and dispositions and extraordinary expenses, for any fiscal year, exceeded the level of expenses which such series is permitted to bear under the most restrictive expense limitation imposed on open-ended investment companies by any state in which shares of such series are then qualified.  The Management Agreement also stipulates that all organizational expenses of the Trust were paid by the investment Advisor as well as certain marketing, legal, accounting, transfer agent, and custodial services for the first two years.  Such costs continued to be absorbed by the investment Advisor through December 31, 2001, except for marketing and certain other costs associated with the sale and distribution of shares.

Effective January 1, 2002, the Trust began paying certain operating expenses including custodian, registration, legal and auditing fees, and printing and insurance expenses, and a portion of bookkeeping fees. Remaining bookkeeping fees continued to be absorbed by the investment advisor.

Effective September 1, 1998, the Trust's shareholders approved a 12b-1arrangement, which provides commission payments to broker/dealers who refer investors who become shareholders in STAAR Investment Trust. This arrangement remained in effect through August 1, 2001 when a new 12b-1 arrangement, discussed below, was implemented and which includes these fees. The commission structure under this arrangement is .5% for bond funds and 1.0% for stock funds for the first 12 months from date of purchase and .15% for bond funds and .25% for stock funds thereafter. Commissions were calculated based on fair market values and were payable monthly in the first 12 months and quarterly thereafter. For the period May through December 2000, 12b-1 commission expenses were also absorbed by the investment advisor. Subsequent to December 31, 2000, the investment Advisor no longer absorbed 12b-1 fees.

Board of Trustees

The Fund’s Board of Trustees oversees the Fund’s business and affairs, while day-to-day operations such as management of investments, recordkeeping, administration and other compliance responsibilities are the responsibility of Fund management which reports and is accountable to the Board.  The Board is responsible for overseeing the operations and risk management of the Fund in accordance with the provisions of the Investment Company Act, other applicable laws and the Fund's charter. The Board does not have a role in oversight of Fund investments or investment risk, except to the extent that they adopt and review and ultimately enforce compliance with Fund policies and procedures intended to reduce risks such as compliance risk and valuation risk.

The Board is composed of four members, three of whom are Independent Trustees who are not "interested persons" of the Fund, as that term is defined in the Act.  The Chairman of the Board, J. Andre Weisbrod, is an interested person of the Fund.  The Fund does not have a lead independent director.  Any Board member may propose items to be included on the Board’s agenda. The Board meets four times per year in regularly scheduled quarterly meetings.  In addition, the Independent Trustees generally meet without the presence of any interested person 2-3 times a year and the audit committee meets with the public accountants at least twice per year and separately as needed. They also meet several times per year to address particular responsibilities, such as approval of the advisory agreement, and they meet separately with auditors and the Chief Compliance Officer as often as necessary but at least once a year. Board members receive regular reports at least quarterly from the Adviser and the Chief Compliance Officer. The Board has directed the preparation of quantitative and qualitative information and reports to facilitate their risk management function.  The Independent Trustees have access to the Chief Compliance Officer and key advisory personnel and Fund counsel to obtain information and assistance as needed and have access to independent legal counsel.

The Board conducts an annual self-assessment and believes that the Board's leadership structure is appropriate given the Fund’s characteristics and circumstances including the Fund’s net assets, distribution arrangements, and the services provided by the Fund’s service providers.  The Independent Trustees have determined that the communications between them and among them and Fund management are excellent and see no need to appoint a lead Independent Trustee.

The members of the Board have been selected because of their individual experiences and education and for their ability to engage actively in serving as fiduciaries of the Fund.  We believe we have met our objective of having a Board composed of small business entrepreneurs with the background, experience and independence to raise issues and opinions and who understand the accountability, service and quality to which the Fund’s shareholders are entitled.

Board Members

Name & Address	Term of Office and Length of Time Served	Position Held With Registrant	Principal Occupation(s) during Past 5 Years

J. Andre Weisbrod, 2669 Hunters Point Dr. Wexford, PA 15090, Age 60	Indeterminate / 15 Years	Trustee , Chairman, Interested Director	President, STAAR Financial Advisors, inc., (Investment Adviser to the Trust)

Jeffrey A. Dewhirst, 453 Washington Street. Leetsdale, PA 15056, Age 61	Indeterminate / 15 Years	Trustee, Secretary, Independent Director	Investment Banker, Principal, Dewhirst Capital Corporation

Thomas J. Smith, 736 Beaver St., Sewickley, PA 15141, Age 71	Indeterminate / 11 Years	Trustee, Independent Director	Advertising/marketing Consultant

Richard Levkoy, 1122 Church St., Ambridge, PA 15003, Age 57	Indeterminate / 10 Years	Trustee, Independent Director, Chairman of Audit Committee	Accountant

Additional Biographical Information

J. Andre Weisbrod:

Education: BFA, Ohio University, 1970.  Young Life Institute/Fuller Seminary 1971-75.  Chatered Financial Consultant, The American College, 1986.
Employment History: Founder, President & CEO, STAAR Financial Advisors, Inc., 1993 – present; Founder, Chaireman of the Board of Trustees, The STAAR Investment Trust, 1996- present; Registered Representative, Olde Economie, 1998-2007; Registered Representative, Janney Montgomery Scott, 1983-1998; Insurance Agent, Penn Mutual, 1981-1993; Free lance writer/designer, 1980-81; Product Manager, Sea Breeze Laboratories and Clairol/Bristol Myers, 1976-1979; Staff and Area Director, Young Life Cincinnati, 1971-76; Other: Board Member, Entrepreneurial Thursdays, 2005–present; Living Bridge Church Worship Team, 2009-present; St. Stephen’s Church Vestry 1991-99, Board Member, Young Life 1985-1994

Thomas Smith, Independent Trustee

Education:  Denison University. Bachelor of Arts

Employment History:  2004-Present – Part-time Consultant to Smith Brothers Agency; 1993-2003 -- Small Business owner/operator; 1989-92 -- President/CEO (Pittsburgh Office) of Della Femina McNamee U.S.; 1985-1989 -- President/CEO Ketchum International; 1978-84 -- Chairman/CEO Ketchum Advertising Pittsburgh and Washington, D.C. ;  1964-78 --Account Management Executive, Tatham-Laird & Kudner;  1960-1964 -- Officer, U.S. Navy;  1958-1960 -- Account Executive, Radio Station WCGO

Other: Board Positions -- Present: Imani Christian Academy and Starr Investment Trust; Past: D.T. Watson Rehabilitation Hospital; Gibson Greeting Cards; Ketchum Communications; Red Cross of Allegheny County; Salvation Army of Allegheny County; Pittsburgh Symphony; Saltworks Theatre Company; Sewickley Academy; Sewickley YMCA; St. Stephen’s Church (Sewickley) Vestry; Verland Foundation; World Vision, U.S

Richard Levkoy

Education:   1987 - 1993 La Roche College Pittsburgh, PA , Bachelor of Science In Accounting, summa cum laude

Employment History:  2006 - Present Accounting Consultant – CJL Engineering Moon Twp., PA;  2001 - Present St. Stephen’s Episcopal Church Sewickley, PA , Director of Finance;   2000 - 2006 Children’s Growth Fund Investment Partnership, Managing Partner;  1996 - 1999 Sewickley, PA, Chief Financial Officer - Sewickley Valley Healthcare Services, Senior Staff Accountant – Heritage Valley Health System; 1989 - 1995 Internal Medicine Associates Ambridge, PA,  Business Manager / Accountant; 1983 - 2001 Levkoy Real Estate Partnership Sewickley, PA, Managing Partner

Other: 2002 - Present STAAR Investment Trust Pittsburgh, PA, Board Member & Chair of Audit Committee; Volunteer Experience -- Two short term mission trips to Juarez, Mexico, 2000 and 2001, Short term mission trip to New Orleans in 2007, Fund raising for student ministries

Jeffrey Dewhirst

Education: B.A. Economics, Rutgers University, 1971, Phi Beta Kappa; MBA, University of Michigan, 1973.

Employment History:  2007 – Present President, Dewhirst Capital Corporation.  Owner and founder of Firm that provides merger, acquisition, divestiture, corporate finance and financial advisory services to middle market companies and private equity groups, as well as selected engagements for publicly traded companies; 2002 – 2007 Managing Director, Dewhirst Warrick LLC.  Co-founder of Firm that provided merger, acquisition, divestiture, corporate finance and financial advisory services to middle market companies and private equity groups, as well as selected engagements for publicly traded companies.; 1997 – 2002 President, Dewhirst Capital Corporation.  Owner and founder of Firm that provided merger, acquisition, divestiture, corporate finance and financial advisory services to middle market companies.   Co-ventured with Warrick Financial Group, Inc. on certain engagements and transactions; 1993 – 1997 President, J. T. R. Capital Corporation. One of two founders/partners of Firm that provided merger, acquisition, divestiture, corporate finance and financial advisory services to middle market companies; 1988 – 1993 Director, Corporate Finance/Investment Banking, Price Waterhouse.  Founded and managed the Pittsburgh-based Group that provided merger, acquisition, divestiture, corporate finance and financial advisory services to middle market companies.  Became part of the firm’s national Corporate Finance practice that eventually grew to include offices in 10 major cities; 1973 – 1988 Mellon Bank, N.A.  Held various progressive positions in middle market corporate lending and credit approval, including Vice President & Manager of the Pittsburgh Office and Senior Credit Officer of the Middle Market Lending Department.

Compensation

Each Trustee was compensated as follows in 2009.

$ 500 Quarterly for Board Meetings and other service connected with the Board.

$ 100 Quarterly for serving as Chairman, Officer or on a committee.

Reimbursement for reasonable expenses incurred in fulfilling Trustee duties.

Indemnification

The Declaration of Trust and the By-Laws of the Trust provide for indemnification by the Trust of its Trustees and Officers against liabilities and expenses incurred in connection with litigation in which they may be involved as a result of their positions with the Trust, unless it is finally adjudicated that they engaged in willful misconduct, gross negligence or reckless disregard of the duties involved in their offices, or did not act in good faith in the reasonable belief that their actions were in the best interest of the Trust and the Funds.

Members of the board and officers of the Trust owned Fund Shares as follows as of 6/30/10:

Mr. J. Andre Weisbrod & Family :

Fund	% Owned
GBF	0.89%
STBF	0.80%
LCSF	5.32%
SCSF	5.51%
INTF	6.43%
ACF	10.45%

Mr. Weisbrod is the only non-independent director.

Committees

Due to the small size of the board, there is only one committee, the Audit Committee.  Functions that might be fulfilled on larger boards by additional committees have been adequately fulfilled by the entire board.

The audit committee is comprised of only non-interested directors who hold separate meetings periodically to discuss the accounting of the Funds.  The committe also meets periodically with the outside public accounting firm to discuss and monitor the accounting practices and auditing activities applied to the Funds.  The committee met three times in 2009 to engage in these oversight activities

Note 4. Capital Share Transactions

The Fund is authorized to issue an unlimited number of shares of separate series.  Paid in capital at June 30, 2010 was $2,440,906 representing 231,881 shares outstanding for the GBF, $2,550,256 representing 275,345 shares outstanding for the STBF, $3,216,568 representing 275,944 shares outstanding for the LCSF, $3,702,771 representing 304,679 shares outstanding for the SCSF, $2,522,204 representing 261,174 shares outstanding for the INTF, and $2,789,632 representing 247,196 shares outstanding for the ACF.  Transactions in capital shares for the six months ended June 30, 2010 and the year ended December 31, 2009, were as follows:

	June 30, 2010
Shares	GBF	STBF	LCSF	SCSF	INTF	ACF
Sale of Shares	24,998	29,953	4,836	12,044	7,683	8,559
Shares issued on Reinvestment of Dividends	1,791	1,791	-	-	-	-
Shares Redeemed	(17,381)	(103,197)	(6,728)	(10,437)	(11,372)	(14,402)
Net Increase (Decrease)	9,408	(71,453)	(1,892)	1,607	(3,689)	(5,843)

	June 30, 2010
Dollar Value	GBF	STBF	LCSF	SCSF	INTF	ACF
Sale of Shares	$248,504	$276,957	$51,156	$112,738	$83,626	$97,078
Shares issued on Reinvestment of Dividends	17,795	16,424	-	-	-	-
Shares Redeemed	(172,562)	(953,153)	(70,885)	(99,339)	(127,022)	(167,245)
Net Increase (Decrease)	$ 93,737	$(659,772)	$(19,729)	$13,399	$(43,396)	$(70,167)

	December 31, 2009
Shares	GBF	STBF	LCSF	SCSF	INTF	ACF
Sale of Shares	2,780	24,964	13,170	34,946	22,572	27,590
Shares issued on Reinvestment of Dividends	9,281	5,752	-	-	-	-
Shares Redeemed	(63,548)	(84,618)	(24,765)	(27,262)	(25,427)	(18,449)
Net Increase (Decrease)	(51,487)	(53,903)	(11,595)	7,684	(2,855)	9,141

	December 31, 2009
Dollar Value	GBF	STBF	LCSF	SCSF	INTF	ACF
Sale of Shares	$ 26,741	$228,810	$124,662	$124,662	$219,363	$277,275
Shares issued on Reinvestment of Dividends	89,854	52,940	-	-	-	-
Shares Redeemed	(617,759)	(779,544)	(221,955)	(221,955)	(218,615)	(187,190)
Net Increase (Decrease)	$(501,164)	$(497,794)	$(97,293)	$(97,293)	$ 748	$ 90,085

Note 5. Investment Transactions

For the six months ended June 30, 2010, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $1,016,456 and $1,102,000 for the GBF, $1,447,126 and $1,455,725 for the STBF, $422,171 and $34,680 for the LCSF, $227,370 and $55,322 for the SCSF, $173,196 and $58,747 for the INTF, and $517,931 and $130,796 for the ACF, respectively.

Note 6. Tax Matters

At June 30, 2010, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) are as follows:

GBF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$62,080	$(8,300)	$53,780

STBF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$23,547	$(16,136)	$7,411

LCSF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$272,156	$(350,488)	$(78,332)

SCSF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$272,818	$(437,289)	$(164,471)

INTF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$479,902	$(165,526)	$314,376

ACF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$307,582	$(166,141)	$141,441

As of June 30, 2010, the components of distributable earnings on a tax basis were as follows:

GBF	Value
Undistributed ordinary income	$ 267
Undistributed long-term capital loss	(184,544)
Unrealized appreciation on investments	53,780

STBF	Value
Undistributed ordinary loss	$ (9,182)
Undistributed long-term capital loss	(22,866)
Unrealized appreciation on investments	7,411

LCSF	Value
Undistributed ordinary loss	$ (239,068)
Undistributed long-term capital loss	(165,791)
Unrealized depreciation on investments	(78,332)

SCSF	Value
Undistributed ordinary loss	$ (360,860)
Undistributed long-term capital loss	(397,338)
Unrealized depreciation on investments	(164,471)

INTF	Value
Undistributed ordinary loss	$ (114,458)
Undistributed long-term capital loss	(26,763)
Unrealized appreciation on investments	314,376

ACF	Value
Undistributed ordinary loss	$ (114,767)
Undistributed long-term capital loss	(157,158)
Unrealized appreciation on investments	141,441

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss.  Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year end is distributed in the following year.

The tax-basis components of distributions paid in 2010 and 2009 are as follows:

For the six months ended June 30, 2010 the GBF paid an ordinary distribution of $17,900.

For the fiscal year ended December 31, 2009 the GBF paid an ordinary distribution of $89,391, and a return of capital distribution of $947 for a total distribution of $90,338.

For the six months ended June 30, 2010 the STBF paid an ordinary distribution of $16,495.

For the fiscal year ended December 31, 2009 the STBF paid an ordinary distribution of $52,543 and a return of capital distribution of $568 for a total distribution of $53,111.

As of December 31, 2009, the following net capital loss carryforwards existed for federal income tax purposes:

Year Expiring	GBF	STBF	LCSF	SCSF	INTF	ACF
2012	$ 3,821	$ -	$ -	$ -	$ -	$ -
2013	1,524	4,765	-	-	-	-
2014	711	-	-	-	-	-
2015	142	-	-	-	-	-
2016	135,613	-	123,645	352,736	-	-
2017	55,195	16,643	45,409	62,435	25,995	142,215
	$ 197,006	$ 21,408	$ 169,054	$ 415,171	$ 25,995	$ 142,215

The above capital loss caryforwards may be used to offset capital gains realized during subsequent years and thereby relieve the Trust and its shareholders of any federal income tax liability with respect to the capital gains that are so offset.  The Trust will not make distributions from capital gains while a capital loss carryforward remains.

STAAR INVESTMENT TRUST

EXPENSE ILLUSTRATION

JUNE 30, 2010 (UNAUDITED)

Expense Example

As a shareholder of the STAAR Investment Trust, you incur ongoing costs which consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2010 through June 30, 2010.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

STAAR INVESTMENT TRUST

EXPENSE ILLUSTRATION (CONTINUED)

JUNE 30, 2010 (UNAUDITED)

	Bond
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2010	June 30, 2010	January 1,2010 to June 30,2010
Actual	$1,000.00	$1,018.32	$8.61
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,016.27	$8.60

* Expenses are equal to the Fund's annualized expense ratio of 1.72%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Short-Term
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2010	June 30, 2010	January 1,2010 to June 30,2010
Actual	$1,000.00	$1,000.03	$8.48
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,016.31	$8.55

* Expenses are equal to the Fund's annualized expense ratio of 1.71%, multiplied by the average account value over the period, multiplied by 181/365(to reflect the one-half year period).

	Larger Company
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2010	June 30, 2010	January 1,2010 to June 30,2010
Actual	$1,000.00	$942.02	$10.45
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,014.03	$10.84

* Expenses are equal to the Fund's annualized expense ratio of 2.17%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Smaller Company
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2010	June 30, 2010	January 1,2010 to June 30,2010
Actual	$1,000.00	$978.54	$10.40
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,014.28	$10.59

* Expenses are equal to the Fund's annualized expense ratio of 2.12%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	International
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2010	June 30, 2010	January 1,2010 to June 30,2010
Actual	$1,000.00	$902.10	$10.28
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,013.98	$10.89

* Expenses are equal to the Fund's annualized expense ratio of 2.18%, multiplied by the average account value over   the period, multiplied by 181/365 (to reflect the one-half year period).

	Alternative
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2010	June 30, 2010	January 1,2010 to June 30,2010
Actual	$1,000.00	$935.65	$10.51
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,013.93	$10.94

* Expenses are equal to the Fund's annualized expense ratio of 2.19%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STAAR INVESTMENT TRUST

TRUSTEES & OFFICERS

JUNE 30, 2010 (UNAUDITED)

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Number of Portfolios Overseen	Principal Occupation During Past Five Year and Current Directorships
J. Andre Weisbrod 2698 Hunters Point Dr. Wexford, PA 15090, 60	President/ Trustee	Continuous, 15 yrs.	1 Series Trust (6 Funds)	President, STAAR Financial Advisors, Board Of Directors Entrepreneurial Thursdays
Richard Levkoy * 1122 Church Street Ambridge, PA 15003, 57	Trustee	Continuous, 10 yrs.	1 Series Trust (6 Funds)	Accountant, None
Thomas J. Smith * 736 Beaver Street Sewickley, PA 15143, 71	Trustee	Continuous, 11 yrs.	1 Series Trust (6 Funds)	Advertising/Marketing Consulting, None
Jeffrey A. Dewhirst 453 Washington Street Leetsdale, PA 15056, 61	Secretary/ Trustee	Continuous, 15 yrs.	1 Series Trust (6 Funds)	Investment Banker, None

* Audit Committee members

STAAR INVESTMENT TRUST

ADDITIONAL INFORMATION

JUNE 30, 2010 (UNAUDITED)

Statement of Additional Information

The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (800) 332-7738 PIN 3370 to request a copy of the SAI or to make shareholder inquiries.

Portfolio Holdings

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on March 31 and September 30. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at (800) 332-7738 PIN 3370.

Proxy Voting Guidelines

The Fund’s Advisor is responsible for exercising the voting rights associated with the securities held by the Fund.  A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge by calling (800) 332-7738 PIN 3370.  It is also included in the Fund’s State of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling our toll free number (800) 332-7738 PIN 3370.

THIS PAGE WAS LEFT BLANK INTENTIONALLY

Board of Trustees

Jeffrey A. Dewhirst

Richard Levkoy

Thomas Smith

J. Andre Weisbrod

Investment Adviser

STAAR Financial Advisors, Inc.

604 McKnight Park Dr.

Pittsburgh, PA 15218

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Custodian

The Huntington National Bank

7 Easton Oval, Columbus, Ohio 43219

Independent Registered Public Accounting Firm

Carson & Co., LLC

201 Village Commons Dr.

Sewickley, PA 15143

This report is provided for the general information of the shareholders of the STAAR Investment Trust. This report is not intended for distribution to prospective investors in the fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics

The Trust adopted a Code of Ethics on November 30, 1999 that was previously filed with the prospectus and SAI dated May 1, 2000. The Code of Ethics was Amended at a meeting of the Board of Trustees on December 15, 2005. The Code of Ethics is designed to protect shareholder interests and includes sections addressing general ethics as well as specific concentration on areas such as prohibited transactions, pre-clearance procedures, certifications and reports by access persons, confidentiality and conflicts of interest

Item 3. Audit Committee Financial Expert  Not applicable.

Item 4. Principal Accountant Fees and Services  Not applicable.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6. Schedule of Investments. Included in Report to Shareholders.

Item 7. Disclosure of Closed End fund Proxy Voting Policies/Procedures. Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11. Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls. There were no significant changes in Registrant’s internal controls of in other factors that could significantly effect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1)

EX-99.CERT.  Filed herewith.

(a)(2)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The STAAR Investment Trust

By (Signature and Title)

/s/ J. Andre Weisbrod

----------------------------------------

J. Andre Weisbrod,

Chairman of the Board of Trustees

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Richard Levkoy

----------------------------------------

Richard Levkoy,

Trustee, Chairman of the Audit Committee

SIGNATURES

The STAAR Investment Trust

(Registrant)

Date 09/07/2010

The STAAR Investment Trust

(Registrant)

Date 09/07/2010